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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund, for the quarter ended January 31, 2010. These series have October 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 87.8%
CONSUMER DISCRETIONARY 8.1%
Automobiles 0.5%
Astra International	Indonesia	1,180,000	$4,499,121

Diversified Consumer Services 1.0%
New Oriental Education & Technology Group, Inc., ADR * ρ	Cayman Islands	118,100	8,030,800

Hotels, Restaurants & Leisure 1.2%
Genting Berhad	Malaysia	2,758,500	5,679,218
Resorts World Berhad	Malaysia	5,373,800	4,368,664

			10,047,882

Household Durables 0.7%
Brascan Residential Properties	Brazil	1,233,956	5,407,149

Media 2.8%
Astro All Asia Networks plc	United Kingdom	2,311,500	2,160,720
Grupo Televisa SA de CV, ADR	Mexico	1,060,100	20,714,354

			22,875,074

Multiline Retail 1.5%
Lojas Americanas SA	Brazil	1,000,000	7,018,568
Lojas Renner SA	Brazil	274,300	5,235,710

			12,254,278

Textiles, Apparel & Luxury Goods 0.4%
Texwinca Holdings, Inc.	Bermuda	3,350,000	2,948,019

CONSUMER STAPLES 10.7%
Beverages 4.3%
Anadolu Efes Biracilik ve Malt Sanayi AS	Turkey	500,000	5,143,670
Companhia de Bebidas das Americas, ADR	Brazil	35,000	3,239,600
Fomento Economico Mexicano SAB de CV, Ser. B, ADR	Mexico	146,200	6,163,792
Lotte Chilsung Beverage Co., Ltd. *	South Korea	6,000	4,269,431
Thai Beverage plc ρ +	Thailand	40,000,000	7,383,495
Tsingtao Brewery Co., Ltd.	China	1,834,000	9,093,809

			35,293,797

Food & Staples Retailing 0.7%
CP All PCL	Thailand	8,313,200	5,760,012

Food Products 2.7%
Astra Argo Lestari	Indonesia	1,368,500	3,464,895
Lotte Confectionery Co., Ltd. *	South Korea	6,700	7,145,451
Tiger Brands, Ltd.	South Africa	310,000	7,154,530
Universal Robina Corp.	Philippines	10,500,000	3,823,224

			21,588,100

Household Products 0.5%
Hindustan Unilever, Ltd.	India	800,000	4,220,024

Tobacco 2.5%
Gudang Garam	Indonesia	4,000,000	10,181,729
KT&G Corp.	South Korea	180,000	10,459,978

			20,641,707

ENERGY 11.7%
Oil, Gas & Consumable Fuels 11.7%
CNOOC, Ltd., ADR ρ	Hong Kong	45,000	6,292,350
Gazprom OAO, ADR *	Russia	550,000	13,415,913
OAO LUKOIL, ADR	Russia	172,000	9,359,915
Oil & Natural Gas Corp., Ltd.	India	180,000	4,262,201
PetroChina Co., Ltd., ADR	China	66,500	7,414,085
Petroleo Brasileiro SA, ADR	Brazil	210,000	7,576,800
Petroleo Brasileiro SA, ADR – Frankfurt Exchange	Brazil	420,000	17,039,400

1

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
PTT Exploration & Production plc	Thailand	1,050,000	$4,175,328
PTT Public Co.	Thailand	800,000	5,109,203
Reliance Industries, Ltd., GDR 144A	India	16,000	723,073
Reliance Industries, Ltd., GDR	India	134,000	6,055,736
Sasol, Ltd., ADR ρ	South Africa	385,000	14,091,000

			95,515,004

FINANCIALS 11.5%
Commercial Banks 8.2%
Banco Bradesco SA, ADR ρ	Brazil	206,250	3,415,500
Banco do Brasil SA	Brazil	405,000	6,037,401
Bangkok Bank	Thailand	1,250,000	4,221,059
Bank Hapoalim, Ltd. *	Israel	1,200,000	5,093,536
First Financial Holding Co., Ltd.	Taiwan	9,894,584	5,529,147
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	996,036	3,268,338
ICICI Bank, Ltd., ADR	India	292,100	10,305,288
KB Financial Group, Inc. *	South Korea	56,779	2,448,377
KB Financial Group, Inc., ADS *	South Korea	170,098	7,269,989
Metropolitan Bank & Trust Co.	Philippines	2,100,000	1,891,141
Sberbank	Russia	3,953,000	11,371,500
Shinhan Financial Group Corp., Ltd. *	South Korea	49,955	1,744,883
Standard Bank Group, Ltd.	South Africa	285,560	4,045,911

			66,642,070

Diversified Financial Services 1.5%
Ayala Corp.	Philippines	403,243	2,521,666
Yuanta Financial Holding Co., Ltd.	Taiwan	15,140,500	9,594,373

			12,116,039

Insurance 0.9%
Cathay Financial Holding Co., Ltd. *	Taiwan	4,530,343	7,631,690

Real Estate Management & Development 0.9%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	205,000	1,908,550
KLCC Property Holdings	Malaysia	3,387,900	3,283,040
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	258,900	2,218,162

			7,409,752

HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	5,672,000

INDUSTRIALS 5.6%
Air Freight & Logistics 0.6%
Sinotrans, Ltd.	China	18,948,000	5,120,696

Commercial Services & Supplies 0.5%
104 Corp. +	Taiwan	1,455,000	3,918,784

Industrial Conglomerates 1.8%
Far Eastern Textile, Ltd.	Taiwan	6,773,783	7,424,430
Sime Darby Berhad	Malaysia	2,386,237	5,952,613
SM Investments Corp.	Philippines	218,216	1,486,671

			14,863,714

Machinery 0.3%
First Tractor Co., Ltd.	China	4,500,000	2,943,569

2

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Professional Services 0.7%
51job, Inc., ADR * +	Cayman Islands	339,205	$5,423,888

Transportation Infrastructure 1.7%
Companhia Concessoes Rodoviarias	Brazil	125,000	2,667,109
Dalian Port (PDA) Co., Ltd.	China	1,000,000	401,103
Sichuan Expressway Co., Ltd.	China	20,200,000	10,976,458

			14,044,670

INFORMATION TECHNOLOGY 12.7%
Computers & Peripherals 0.9%
ASUSTeK Computer, Inc.	Taiwan	2,714,800	5,228,510
Avermedia Technologies, Inc.	Taiwan	1,576,887	1,964,229

			7,192,739

Electronic Equipment, Instruments & Components 0.6%
Hon Hai Precision Industry Co., Ltd.	Taiwan	245,432	1,029,548
Johnson Electrical Holdings, Inc. *	Bermuda	9,000,000	4,268,492

			5,298,040

Internet Software & Services 3.2%
KTHitel Co., Ltd. *	South Korea	250,000	2,016,979
SINA Corp. * ρ	Cayman Islands	675,100	24,411,616

			26,428,595

IT Services 1.4%
Infosys Technologies, Ltd., ADR	India	110,000	5,710,100
Redecard SA	Brazil	383,500	5,360,862

			11,070,962

Semiconductors & Semiconductor Equipment 6.6%
MediaTek, Inc.	Taiwan	200,379	3,245,260
Realtek Semiconductor Corp.	Taiwan	1,352,824	3,708,359
Samsung Electronics Co., Ltd.	South Korea	34,500	23,248,591
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,068,224	5,854,601
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	1,015,675	10,319,258
United Microelectronics Corp. *	Taiwan	16,077,092	7,930,088

			54,306,157

MATERIALS 8.4%
Chemicals 0.7%
ICL-Israel Chemicals, Ltd.	Israel	450,000	5,814,782

Construction Materials 2.1%
Cemex SA de CV, ADR *	Mexico	870,000	7,995,300
Pretoria Portland Cement Co., Ltd.	South Africa	930,724	4,066,101
Ultratech Cement, Ltd.	India	250,000	4,959,652

			17,021,053

Metals & Mining 5.6%
Anglo Platinum, Ltd. *	South Africa	73,405	6,874,789
AngloGold Ashanti, Ltd., ADR	South Africa	224,100	7,998,129
Compania de Minas Buenaventura SA, ADR	Peru	200,000	6,296,000
Gold Fields, Ltd., ADR	South Africa	470,000	5,367,400
Impala Platinum Holdings, Ltd.	South Africa	319,904	8,156,132
Vale SA, ADR ρ	Brazil	424,236	10,941,046

			45,633,496

TELECOMMUNICATION SERVICES 18.0%
Diversified Telecommunication Services 4.6%
China Telecom Corp., Ltd.	China	19,004,000	7,802,130
China Unicom, Ltd. ρ	Hong Kong	1,734,199	1,950,274

3

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Chunghwa Telecom Co., Ltd., ADR	Taiwan	128,618	$2,441,169
KT Corp., ADR *	South Korea	726,500	15,350,945
PT Telekomunikasi Indonesia, ADR	Indonesia	138,164	5,471,294
Telekomunikacja Polska SA	Poland	900,000	4,920,152

			37,935,964

Wireless Telecommunication Services 13.4%
America Movil SA de CV, Ser. L, ADR	Mexico	270,000	11,785,500
Bharti Airtel, Ltd.	India	1,188,949	7,878,395
China Mobile, Ltd.	Hong Kong	950,000	8,966,643
China Mobile, Ltd., ADR	Hong Kong	543,900	25,536,105
Idea Cellular, Ltd. *	India	3,000,000	3,781,501
Mobile TeleSystems, ADR	Russia	210,000	10,033,800
MTN Group, Ltd.	South Africa	929,932	13,250,275
SK Telecom Co., Ltd.	South Korea	13,720	2,152,414
SK Telecom Co., Ltd., ADR	South Korea	531,119	9,204,292
Tim Participacoes SA *	Brazil	1,235,363	4,587,555
Turkcell Iletisim Hizmetleri AS, ADR ρ	Turkey	675,500	12,287,345

			109,463,825

UTILITIES 0.4%
Electric Utilities 0.4%
Korea Electric Power Corp. *	South Korea	106,000	3,481,954

Total Common Stocks (cost $592,546,733)			718,515,406

PREFERRED STOCKS 3.1%
FINANCIALS 0.5%
Commercial Banks 0.5%
Banco Estado Rio Grande Sul, Class B, 4.49%	Brazil	620,000	4,308,753

INDUSTRIALS 1.0%
Road & Rail 1.0%
All America Latina Logistica, Var. Rate Pfd.	Brazil	1,021,370	8,181,797

MATERIALS 0.9%
Metals & Mining 0.9%
Vale SA, ADR, 2.15% ρ	Brazil	310,000	6,999,800

UTILITIES 0.7%
Electric Utilities 0.7%
Eletrobras SA, Class B, 6.91%	Brazil	300,000	5,522,547

Total Preferred Stocks (cost $14,227,020)			25,012,897

EXCHANGE TRADED FUND 0.9%
iShares MSCI Emerging Markets Index (cost $8,106,700)	United States	200,000	7,652,000

SHORT-TERM INVESTMENTS 12.8%
MUTUAL FUND SHARES 12.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	64,485,752	64,485,752
Navigator Prime Portfolio, 0.22% § ρρ	United States	40,381,080	40,381,080

Total Short-Term Investments (cost $104,866,832)			104,866,832

Total Investments (cost $719,747,285) 104.6%			856,047,135
Other Assets and Liabilities (4.6%)			(37,971,662)

Net Assets 100.0%			$818,075,473

4

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

Brazil	14.0%
South Korea	11.8%
Taiwan	10.0%
South Africa	9.5%
Mexico	6.7%
India	6.4%
Russia	5.9%
China	5.8%
Hong Kong	5.7%
Cayman Islands	5.0%
Thailand	3.6%
Indonesia	3.1%
Malaysia	2.6%
Turkey	2.3%
Israel	2.2%
Philippines	1.3%
United States	1.0%
Bermuda	1.0%
Peru	0.8%
Poland	0.7%
Argentina	0.3%
United Kingdom	0.3%

100.0%

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $722,942,780. The gross unrealized appreciation and depreciation on securities based on tax cost was $158,008,468 and $24,904,113, respectively, with a net unrealized appreciation of $133,104,355.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

5

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$352,552,092	$365,963,314	$0	$718,515,406
Preferred stocks	25,012,897	0	0	25,012,897
Other	7,652,000	0	0	7,652,000
Short-term investments	104,866,832	0	0	104,866,832

	$490,083,821	$365,963,314	$0	$856,047,135

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 9.4%
Auto Components 0.2%
Aisin Seiki Co., Ltd.	Japan	3,900	$102,754

Automobiles 1.6%
Daimler AG	Germany	3,516	162,028
Nissan Motor Co., Ltd. *	Japan	34,000	274,938
Toyota Motor Corp.	Japan	16,100	617,424

			1,054,390

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	United States	2,174	131,723

Hotels, Restaurants & Leisure 0.9%
Carnival Corp. *	Panama	2,942	98,057
Darden Restaurants, Inc.	United States	1,817	67,156
McDonald’s Corp.	United States	1,811	113,061
OPAP SA	Greece	4,948	108,345
Tabcorp Holdings, Ltd.	Australia	31,730	197,045

			583,664

Household Durables 1.1%
Makita Corp.	Japan	11,000	367,700
Newell Rubbermaid, Inc.	United States	11,016	149,487
Whirlpool Corp.	United States	2,869	215,692

			732,879

Media 1.8%
Jupiter Telecommunications Co., Ltd.	Japan	150	150,356
Time Warner Cable, Inc.	United States	4,085	178,065
Time Warner, Inc.	United States	8,778	240,956
Viacom, Inc., Class B *	United States	5,964	173,791
Vivendi SA	France	15,971	413,459

			1,156,627

Multiline Retail 1.7%
Big Lots, Inc. *	United States	5,552	157,732
Dollar Tree, Inc. *	United States	3,495	173,073
Home Retail Group plc	United Kingdom	27,807	112,854
Macy’s, Inc.	United States	10,423	166,038
Marks & Spencer Group plc	United Kingdom	34,679	192,815
Marui Group Co., Ltd.	Japan	10,000	62,017
Target Corp.	United States	4,992	255,940

			1,120,469

Specialty Retail 1.1%
Aoyama Trading Co., Ltd.	Japan	12,000	166,455
AutoZone, Inc. *	United States	1,551	240,452
Best Buy Co., Inc.	United States	4,370	160,161
Ross Stores, Inc.	United States	2,954	135,677

			702,745

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	United States	3,857	134,532
Compagnie Financiere Richemont SA	Switzerland	2,919	97,845
Nike, Inc., Class B	United States	1,505	95,944
Yue Yuen Industrial Holdings, Ltd.	Bermuda	61,000	190,387

			518,708

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.3%
Beverages 1.8%
Asahi Breweries, Ltd.	Japan	15,000	$293,669
Coca-Cola Co.	United States	3,034	164,594
Coca-Cola Enterprises, Inc.	United States	11,806	238,363
Dr. Pepper Snapple Group, Inc.	United States	5,571	154,094
PepsiCo, Inc.	United States	1,700	101,354
SABMiller plc	United Kingdom	8,454	230,164

			1,182,238

Food & Staples Retailing 2.2%
Alimentation Couche Tard, Inc., Class B	Canada	9,500	178,938
CVS Caremark Corp.	United States	6,221	201,374
Koninklijke Ahold NV	Netherlands	14,110	177,577
Kroger Co.	United States	11,770	252,231
Wal-Mart Stores, Inc.	United States	11,374	607,713

			1,417,833

Food Products 3.4%
Archer Daniels Midland Co.	United States	10,266	307,672
Bunge, Ltd.	Bermuda	2,277	133,865
ConAgra Foods, Inc.	United States	9,355	212,733
Dean Foods Co. *	United States	4,687	82,632
Goodman Fielder, Ltd.	Australia	69,811	96,087
Nestle SA	Switzerland	14,303	676,812
Parmalat SpA	Italy	79,944	200,016
Suedzucker AG	Germany	8,011	184,843
Unilever plc	United Kingdom	9,043	275,800

			2,170,460

Household Products 0.9%
Kao Corp.	Japan	6,000	145,004
Procter & Gamble Co.	United States	7,507	462,056

			607,060

Tobacco 2.0%
Altria Group, Inc.	United States	10,825	214,985
British American Tobacco plc	United Kingdom	12,810	422,361
Imperial Tobacco Group plc	United Kingdom	11,949	385,983
Philip Morris International, Inc.	United States	5,818	264,777

			1,288,106

ENERGY 10.8%
Energy Equipment & Services 1.8%
ENSCO International plc, ADR	United Kingdom	4,174	162,911
National Oilwell Varco, Inc.	United States	3,765	153,989
Noble Corp.	Switzerland	8,392	338,365
Rowan Companies, Inc. *	United States	7,454	160,112
Seadrill, Ltd.	Bermuda	6,583	149,176
Technip SA	France	2,967	200,654

			1,165,207

Oil, Gas & Consumable Fuels 9.0%
Apache Corp.	United States	3,381	333,941
BP plc	United Kingdom	65,621	614,137
Cenovus Energy, Inc.	Canada	9,500	219,542
Chevron Corp.	United States	9,078	654,705
ConocoPhillips	United States	10,640	510,720
El Paso Corp.	United States	12,881	130,742
EnCana Corp.	Canada	9,500	290,531
ENI SpA	Italy	31,899	742,980

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exxon Mobil Corp.	United States	12,371	$797,064
Marathon Oil Corp.	United States	5,350	159,483
Nexen, Inc.	Canada	9,000	197,045
OMV AG	Austria	4,151	163,483
Repsol YPF SA	Spain	10,984	258,477
Royal Dutch Shell plc, Class B	United Kingdom	18,461	492,959
StatoilHydro ASA	Norway	9,979	223,327

			5,789,136

FINANCIALS 19.6%
Capital Markets 2.9%
Ameriprise Financial, Inc.	United States	3,045	116,441
Bank of New York Mellon Corp.	United States	6,787	197,434
BlackRock, Inc.	United States	817	174,691
Credit Suisse Group AG	Switzerland	1,575	68,269
Daiwa Securities Group, Inc.	Japan	29,300	146,080
Deutsche Bank AG	Germany	6,665	405,772
Goldman Sachs Group, Inc.	United States	2,904	431,883
Macquarie Group, Ltd.	Australia	4,248	187,165
State Street Corp.	United States	3,557	152,524

			1,880,259

Commercial Banks 8.6%
Australia & New Zealand Banking Group, Ltd.	Australia	26,202	501,181
Banco Santander SA	Spain	38,806	546,755
Barclays plc	United Kingdom	46,107	197,458
BNP Paribas SA	France	7,268	517,595
BOC Hong Kong Holdings, Ltd.	Hong Kong	135,000	280,960
Canadian Imperial Bank of Commerce	Canada	3,050	182,273
Credit Agricole SA	France	6,616	103,255
HSBC Holdings plc	United Kingdom	62,130	665,893
Intesa Sanpaolo SpA	Italy	50,752	148,757
Mitsubishi UFJ Financial Group, Inc.	Japan	28,000	144,066
National Australia Bank, Ltd.	Australia	12,060	279,905
National Bank of Canada	Canada	4,783	252,782
National Bank of Greece SA *	Greece	3,960	85,813
Nordea Bank AB	Sweden	29,724	272,858
Royal Bank of Canada	Canada	7,593	371,253
Sumitomo Mitsui Financial Group, Inc.	Japan	6,800	219,728
Sumitomo Trust & Banking Co., Ltd.	Japan	35,000	194,956
Wells Fargo & Co. °	United States	21,487	610,875

			5,576,363

Consumer Finance 0.4%
American Express Co.	United States	2,628	98,971
SLM Corp. *	United States	12,899	135,826

			234,797

Diversified Financial Services 1.5%
Bank of America Corp.	United States	16,389	248,785
ING Groep NV *	Netherlands	16,321	153,405
JPMorgan Chase & Co.	United States	14,000	545,160

			947,350

Insurance 4.6%
ACE, Ltd.	Switzerland	6,272	309,021
Allianz SE	Germany	1,103	122,102
Aviva plc	United Kingdom	33,715	208,301
AXA SA	France	11,794	243,979
Axis Capital Holdings, Ltd.	Bermuda	5,405	155,664

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Chubb Corp.	United States	3,011	$150,550
CNP Assurances	France	2,667	235,873
Everest Re Group, Ltd.	Bermuda	1,382	118,493
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	1,992	298,830
Old Mutual plc *	United Kingdom	123,488	203,444
PartnerRe, Ltd.	Bermuda	1,533	114,346
Suncorp-Metway, Ltd.	Australia	28,107	220,192
Tokio Marine Holdings, Inc.	Japan	7,300	196,621
Travelers Companies, Inc.	United States	5,499	278,634
Unum Group	United States	6,244	122,195

			2,978,245

Real Estate Investment Trusts (REITs) 1.2%
Corio NV	Netherlands	4,633	285,123
Host Hotels & Resorts, Inc.	United States	14,309	151,676
Japan Retail Fund Investment Corp.	Japan	15	69,597
Nippon Building Fund, Inc.	Japan	15	133,378
Simon Property Group, Inc.	United States	1,921	138,312

			778,086

Real Estate Management & Development 0.4%
Wharf Holdings, Ltd.	Hong Kong	58,000	289,010

HEALTH CARE 10.5%
Biotechnology 0.6%
Amgen, Inc. *	United States	6,932	405,383

Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	United States	6,556	377,560
Smith & Nephew plc	United Kingdom	26,946	271,091

			648,651

Health Care Providers & Services 1.2%
Humana, Inc. *	United States	4,024	195,647
McKesson Corp.	United States	3,661	215,340
WellPoint, Inc. *	United States	5,731	365,179

			776,166

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. *	United States	4,258	196,507

Pharmaceuticals 7.4%
AstraZeneca plc	United Kingdom	12,476	580,038
Eli Lilly & Co.	United States	10,699	376,605
Forest Laboratories, Inc. *	United States	7,507	222,508
GlaxoSmithKline plc	United Kingdom	13,450	261,842
Johnson & Johnson	United States	12,676	796,813
Novartis AG	Switzerland	9,932	531,960
Pfizer, Inc.	United States	33,032	616,377
Roche Holding AG	Switzerland	1,757	295,081
Sanofi-Aventis SA	France	8,043	593,373
Takeda Pharmaceutical Co., Ltd.	Japan	10,700	470,387

			4,744,984

INDUSTRIALS 10.3%
Aerospace & Defense 1.9%
Bombardier, Inc.	Canada	42,000	197,971
General Dynamics Corp.	United States	4,312	288,257
L-3 Communications Holdings, Inc.	United States	4,348	362,362
Northrop Grumman Corp.	United States	6,343	359,014

			1,207,604

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.8%
FedEx Corp.	United States	2,820	$220,947
United Parcel Service, Inc., Class B	United States	5,692	328,827

			549,774

Building Products 0.2%
Asahi Glass Co., Ltd.	Japan	15,000	150,426

Commercial Services & Supplies 0.7%
Pitney Bowes, Inc.	United States	2,212	46,275
R.R. Donnelley & Sons Co.	United States	4,673	92,619
Securitas AB	Sweden	14,983	145,578
Toppan Printing Co., Ltd.	Japan	19,000	165,325

			449,797

Construction & Engineering 1.3%
Foster Wheeler, Ltd. *	Switzerland	4,328	121,098
Hochtief AG	Germany	1,212	89,896
KBR, Inc.	United States	5,256	98,445
Skanska AB, B Shares	Sweden	18,661	290,033
Vinci SA	France	4,873	259,616

			859,088

Electrical Equipment 0.2%
Alstom SA	France	2,237	149,037

Industrial Conglomerates 2.2%
General Electric Co.	United States	26,357	423,820
Keppel Corp., Ltd.	Singapore	19,000	112,373
Koninklijke Philips Electronics NV	Netherlands	10,708	323,686
Siemens AG	Germany	4,072	364,880
Tyco International, Ltd.	Switzerland	5,488	194,440

			1,419,199

Machinery 0.8%
Caterpillar, Inc.	United States	5,973	312,029
Wartsila Oyj	Finland	4,275	199,691

			511,720

Professional Services 0.3%
Experian plc	United Kingdom	19,235	182,926
Manpower, Inc.	United States	1	52

			182,978

Road & Rail 0.4%
Nippon Express Co., Ltd.	Japan	30,000	126,235
Norfolk Southern Corp.	United States	2,583	121,556

			247,791

Trading Companies & Distributors 1.4%
Marubeni Corp.	Japan	25,000	144,944
Mitsui & Co., Ltd.	Japan	26,000	379,996
Sumitomo Corp.	Japan	32,000	359,460

			884,400

Transportation Infrastructure 0.1%
MAP Group-Australian Exchange	Australia	33,353	81,676

INFORMATION TECHNOLOGY 12.2%
Communications Equipment 0.6%
Cisco Systems, Inc. *	United States	12,618	283,526
QUALCOMM, Inc.	United States	2,713	106,323

			389,849

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 3.6%
Apple, Inc. *	United States	2,185	$419,782
Hewlett-Packard Co.	United States	9,784	460,533
International Business Machines Corp.	United States	6,999	856,608
Seagate Technology, Inc.	Cayman Islands	7,778	130,126
Western Digital Corp. *	United States	6,185	234,968
Wincor Nixdorf AG	Germany	3,561	241,129

			2,343,146

Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc. *	United States	7,200	189,144
Flextronics International, Ltd. *	Singapore	32,628	206,861
Jabil Circuit, Inc.	United States	10,250	148,420

			544,425

Internet Software & Services 0.7%
Google, Inc., Class A *	United States	568	300,710
Open Text Corp. *	Canada	3,559	140,230

			440,940

IT Services 1.9%
Capgemini SA	France	3,942	174,369
Computer Sciences Corp. *	United States	5,658	290,255
Convergys Corp. *	United States	12,617	135,002
Fujitsu, Ltd.	Japan	43,000	262,746
Itochu Techno-Solutions Corp.	Japan	5,300	160,582
Logica plc	United Kingdom	102,655	192,106

			1,215,060

Office Electronics 0.6%
Canon, Inc.	Japan	8,200	320,926
Xerox Corp.	United States	6,876	59,959

			380,885

Semiconductors & Semiconductor Equipment 1.6%
Infineon Technologies AG *	Germany	34,233	188,809
Intel Corp.	United States	20,920	405,848
Marvell Technology Group, Ltd. *	Bermuda	8,432	146,970
Texas Instruments, Inc.	United States	14,073	316,643

			1,058,270

Software 2.3%
Microsoft Corp.	United States	25,677	723,578
Oracle Corp.	United States	24,739	570,481
Symantec Corp.	United States	12,759	216,265

			1,510,324

MATERIALS 6.8%
Chemicals 2.0%
Agrium, Inc.	Canada	2,500	140,613
Air Products & Chemicals, Inc.	United States	2,619	198,939
BASF SE	Germany	10,560	598,760
Eastman Chemical Co.	United States	2,225	125,779
Koninklijke DSM NV	Netherlands	2,755	127,675
Syngenta AG	Switzerland	473	120,907

			1,312,673

Containers & Packaging 0.2%
Owens-Illinois, Inc. *	United States	5,361	145,926

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.7%
Anglo American plc *	United Kingdom	8,369	$303,662
Barrick Gold Corp.	Canada	3,968	137,753
BHP Billiton plc	United Kingdom	29,243	858,907
Freeport-McMoRan Copper & Gold, Inc.	United States	3,785	252,422
JFE Holdings, Inc.	Japan	7,500	260,351
Kobe Steel, Ltd. *	Japan	119,000	211,929
Teck Cominco, Ltd. *	Canada	6,208	203,266
Xstrata plc *	United Kingdom	7,740	126,572

			2,354,862

Paper & Forest Products 0.9%
International Paper Co.	United States	11,714	268,368
Svenska Cellulosa AB	Sweden	21,865	295,700

			564,068

TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	United States	22,901	580,770
France Telecom	France	14,006	322,038
Nippon Telegraph & Telephone Corp.	Japan	4,800	202,747
Telefonica SA	Spain	11,857	284,805
Telus Corp.	Canada	6,240	187,098
Verizon Communications, Inc.	United States	4,536	133,449

			1,710,907

Wireless Telecommunication Services 1.7%
NTT DoCoMo, Inc.	Japan	201	300,431
Rogers Communications, Inc., Class B	Canada	3,500	109,198
Vodafone Group plc	United Kingdom	333,788	717,077

			1,126,706

UTILITIES 4.2%
Electric Utilities 2.7%
E.ON AG	Germany	13,021	478,088
Edison International	United States	7,106	236,772
Enel SpA	Italy	77,553	418,855
Kyushu Electric Power Co., Inc.	Japan	12,100	262,321
Mirant Corp. *	United States	13,707	192,857
Pepco Holdings, Inc.	United States	3,957	64,974
Public Power Corp. SA	Greece	5,637	105,347

			1,759,214

Gas Utilities 0.3%
Gas Natural SDG SA	Spain	8,270	163,952

Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	United States	5,799	187,192

Multi-Utilities 0.9%
A2A SpA	Italy	38,434	72,829
CenterPoint Energy, Inc.	United States	23,190	323,500
RWE AG	Germany	2,164	191,781

			588,110

Total Common Stocks (cost $64,349,317)			63,669,799

PREFERRED STOCKS 0.4%
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Fresenius AG, Var. Rate Pfd. (cost $288,582)	Germany	3,644	248,313

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.6%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.04%, 03/18/2010 ß ƒ	United States	$50,000	$49,998
0.05%, 04/08/2010 ß ƒ	United States	50,000	49,996

			99,994

		Shares	Value

MUTUAL FUND SHARES 0.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	285,149	285,149

Total Short-term Investments (cost $385,143)			385,143

Total Investments (cost $65,023,042) 99.5%			64,303,255
Other Assets and Liabilities 0.5%			338,934

Net Assets 100.0%			$64,642,189

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At January 31, 2010, the Fund owned shares of Wells Fargo & Co. with a cost basis of $730,739 and earned $1,074 of income for the period from November 1, 2009 to January 31, 2010.

ß	Zero coupon security. Interest rate presented is yield to maturity.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

United States	42.8%
United Kingdom	12.0%
Japan	11.0%
Germany	5.6%
France	5.0%
Canada	4.4%
Switzerland	4.3%
Italy	2.5%
Australia	2.4%
Spain	2.0%
Netherlands	1.7%
Bermuda	1.6%
Sweden	1.6%
Hong Kong	0.9%
Singapore	0.5%
Greece	0.5%
Norway	0.3%
Finland	0.3%
Austria	0.3%
Cayman Islands	0.2%
Panama	0.1%

100.0%

At January 31, 2010, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2010	Unrealized Gain (Loss)

March 2010	8 S&P 500 Index E Mini	$437,087	$428,160	$(8,927)
March 2010	3 DJ Euro Stoxx 50 Index	119,349	115,343	(4,006)
March 2010	1 FTSE 100 Index	83,622	82,299	(1,323)
March 2010	1 NIKKEI 225 Index	55,841	56,528	687

During the period from November 1, 2009 to January 31, 2010, the Fund entered into futures contracts for speculative purposes.

The Fund had an average contract amount of $779,167 in futures contracts during the period from November 1, 2009 to January 31, 2010.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $65,052,424. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,974,323 and $8,723,492, respectively, with a net unrealized depreciation of $749,169.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

8

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$32,468,191	$31,201,608	$0	$63,669,799
Preferred stocks	0	248,313	0	248,313
Debt securities issued by U.S. Treasury and U.S. government agencies	49,996	49,998	0	99,994
Short-term investments	285,149	0	0	285,149

	$32,803,336	$31,499,919	$0	$64,303,255

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$(13,569)	$0	$0	$(13,569)

*	Other financial instruments include futures contracts.

9

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 15.2%
Auto Components 0.4%
Continental AG	Germany	25,316	$1,393,694

Automobiles 2.2%
Isuzu Motors, Ltd.	Japan	1,574,000	3,343,298
Peugeot SA *	France	14,763	476,307
Sollers OJSC *	Russia	249,782	3,372,057

			7,191,662

Distributors 1.5%
Inchcape plc *	United Kingdom	1,811,337	771,240
Kloeckner & Co., SE *	Germany	171,679	4,084,805

			4,856,045

Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc.	United States	64,700	2,391,312
Enterprise Inns plc *	United Kingdom	353,416	670,324
Groupe Flo * +	France	219,388	1,090,278
J.D. Wetherspoon plc *	United Kingdom	75,871	552,134
Punch Taverns plc *	United Kingdom	374,782	500,055
Shangri-La Asia, Ltd.	Bermuda	405,100	704,520
Wendy’s/Arby’s Group, Inc.	United States	415,629	1,916,050

			7,824,673

Household Durables 3.9%
Bellway plc	United Kingdom	52,910	623,487
Blyth, Inc.	United States	40,876	1,148,207
Bovis Homes Group plc *	United Kingdom	298,729	1,884,757
Makita Corp.	Japan	89,300	2,985,058
Persimmon plc *	United Kingdom	305,231	2,102,810
Taylor Wimpey plc *	United Kingdom	2,468,330	1,518,175
Techtronic Industries Co., Ltd. ρ	Hong Kong	2,607,500	2,145,466

			12,407,960

Internet & Catalog Retail 0.3%
N. Brown Group plc	United Kingdom	259,324	934,065

Media 2.0%
CyberAgent, Inc. ρ	Japan	1,310	2,276,943
Washington Post Co., Class B	United States	9,563	4,156,271

			6,433,214

Specialty Retail 0.4%
GameStop Corp., Class A *	United States	46,600	921,282
Topps Tiles plc *	United Kingdom	310,294	388,591

			1,309,873

Textiles, Apparel & Luxury Goods 2.1%
adidas AG	Germany	65,303	3,324,598
Bulgari SpA ρ	Italy	138,960	1,144,316
Myer Holdings, Ltd. *	Australia	368,808	1,041,511
Tod’s SpA	Italy	19,190	1,260,442

			6,770,867

CONSUMER STAPLES 3.1%
Beverages 0.8%
Britvic plc	United Kingdom	141,467	952,384
Davide Campari Milano SpA	Italy	56,672	565,744
Laurent-Perrier	France	11,934	1,026,290

			2,544,418

1

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.6%
BIM Birlesik Magazalar A.S.	Turkey	15,324	$693,914
Kroger Co.	United States	57,100	1,223,653

			1,917,567

Food Products 1.0%
Corn Products International, Inc.	United States	38,000	1,079,960
Sara Lee Corp.	United States	186,800	2,267,752

			3,347,712

Household Products 0.7%
Energizer Holdings, Inc. *	United States	9,000	499,500
McBride plc	United Kingdom	268,715	933,291
Uni-Charm Corp. ρ	Japan	6,900	654,557

			2,087,348

ENERGY 5.1%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc. *	United States	59,684	2,000,608
Petroleum Geo-Services *	Norway	244,188	3,025,289
Technip SA	France	18,658	1,261,814

			6,287,711

Oil, Gas & Consumable Fuels 3.1%
Afren plc *	United Kingdom	1,635,813	2,331,619
China Gas Holdings, Ltd. ρ	Hong Kong	760,114	402,799
Cimarex Energy Co.	United States	50,200	2,470,342
Pacific Rubiales Energy Corp. *	Canada	243,412	3,250,805
Premier Oil plc *	United Kingdom	39,855	654,006
Salamander Energy plc *	United Kingdom	239,585	1,014,047

			10,123,618

FINANCIALS 11.1%
Capital Markets 0.1%
ICAP plc	United Kingdom	80,348	471,828

Commercial Banks 4.1%
BOK Financial Corp.	United States	40,976	1,942,672
First Citizens Bancshares, Inc., Class A	United States	32,246	5,407,976
Huntington Bancshares, Inc.	United States	373,300	1,788,107
KeyCorp	United States	247,200	1,774,896
TCF Financial Corp.	United States	84,600	1,238,544
UMB Financial Corp.	United States	29,870	1,180,164

			13,332,359

Consumer Finance 0.6%
Banco Compartamos SA, Institution de Banca Multiple	Mexico	245,751	1,183,663
Northgate plc *	United Kingdom	84,619	290,601
Sixt AG	Germany	15,392	504,807

			1,979,071

Diversified Financial Services 0.9%
Bluebay Asset Management plc	United Kingdom	258,516	1,350,033
Hellenic Exchanges Holding SA	Greece	149,344	1,584,003

			2,934,036

Insurance 4.4%
Assured Guaranty, Ltd.	Bermuda	45,300	1,026,498
Brown & Brown, Inc.	United States	226,100	3,979,360
Fidelity National Financial, Inc.	United States	233,000	3,005,700
Lancashire Holdings plc	Bermuda	81,678	583,280
Validus Holdings, Ltd.	Bermuda	38,900	1,030,850
White Mountains Insurance Group, Ltd.	Bermuda	13,959	4,473,441

			14,099,129

2

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 1.0%
IRSA Inversiones y Representaciones SA, GDR	Argentina	277,668	$2,585,089
PATRIZIA Immobilien AG *	Germany	142,498	618,191

			3,203,280

HEALTH CARE 5.2%
Biotechnology 1.9%
Cephalon, Inc. *	United States	36,900	2,355,696
Genzyme Corp. *	United States	23,000	1,247,980
Theratechnologies, Inc. *	Canada	556,607	2,415,391

			6,019,067

Health Care Providers & Services 0.5%
Omnicare, Inc.	United States	61,000	1,525,000

Health Care Technology 1.0%
Agfa-Gevaert NV *	Belgium	440,855	3,168,128

Life Sciences Tools & Services 0.4%
Pharmaceutical Product Development, Inc.	United States	60,700	1,417,952

Pharmaceuticals 1.4%
Biovail Corp.	Canada	158,900	2,307,228
Endo Pharmaceuticals Holdings, Inc. *	United States	85,450	1,718,399
Forest Laboratories, Inc. *	United States	18,600	551,304

			4,576,931

INDUSTRIALS 29.0%
Aerospace & Defense 0.2%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	23,348	495,678

Air Freight & Logistics 0.6%
Sinotrans, Ltd.	China	6,965,000	1,882,291

Airlines 0.4%
British Airways plc * ρ	United Kingdom	434,262	1,416,092

Building Products 0.3%
SIG plc *	United Kingdom	578,131	1,054,539

Commercial Services & Supplies 4.9%
104 Corp. +	Taiwan	595,000	1,602,527
Amadeus Fire AG	Germany	27,790	685,814
Brunel International NV	Netherlands	63,851	2,318,701
CPL Resources plc +	Ireland	340,889	1,016,262
R.R. Donnelley & Sons Co.	United States	20,100	398,382
Roberts Walters plc	United Kingdom	825,749	2,907,438
Savills plc	United Kingdom	467,317	2,356,302
SEEK, Ltd.	Australia	159,659	913,177
SThree plc	United Kingdom	770,908	3,741,567

			15,940,170

Construction & Engineering 1.1%
KBR, Inc.	United States	31,500	589,995
Koninklijke Boskalis Westminster NV	Netherlands	45,184	1,577,504
Outotec Oyj	Finland	45,396	1,521,538

			3,689,037

Electrical Equipment 1.4%
Carbone Lorraine SA	France	13,188	449,867
General Cable Corp. *	United States	136,500	3,972,150

			4,422,017

Industrial Conglomerates 0.8%
Cookson Group plc *	United Kingdom	223,987	1,518,669
Rheinmetall AG	Germany	16,226	1,039,906

			2,558,575

3

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 5.5%
Cargotec Oyj	Finland	29,161	$826,848
Charter International plc	United Kingdom	131,994	1,463,595
First Tractor Co., Ltd.	China	4,892,000	3,199,987
Invensys plc	United Kingdom	197,103	962,823
Jain Irrigation Systems, Inc.	India	24,194	376,257
Lonking Holdings, Ltd.	Cayman Islands	5,640,000	3,444,886
Mueller Industries, Inc.	United States	42,002	1,032,829
Palfinger AG	Austria	65,982	1,449,353
Sumitomo Heavy Industries, Ltd. *	Japan	532,000	2,716,146
Toshiba Machine Co., Ltd.	Japan	598,263	2,305,739

			17,778,463

Marine 1.3%
Dockwise, Ltd. *	Bermuda	52,310	1,556,848
Kirby Corp. *	United States	54,100	1,755,004
Prosafe Production plc *	United Kingdom	354,589	714,436

			4,026,288

Professional Services 10.6%
51job, Inc., ADR * +	Cayman Islands	400,006	6,396,096
Hays plc	United Kingdom	1,507,090	2,636,255
Heidrick & Struggles International, Inc. ρ	United States	158,936	4,041,742
Monster Worldwide, Inc. * ρ	United States	469,291	7,316,247
Randstad Holding NV * ρ	Netherlands	144,207	6,888,749
USG People NV *	Netherlands	371,842	7,135,431

			34,414,520

Road & Rail 0.6%
Con-Way, Inc.	United States	62,400	1,785,888

Trading Companies & Distributors 1.3%
Ashtead Group plc	United Kingdom	2,092,984	2,826,960
Travis Perkins plc *	United Kingdom	126,180	1,471,648

			4,298,608

INFORMATION TECHNOLOGY 11.9%
Computers & Peripherals 1.4%
Imation Corp. *	United States	291,500	2,606,010
Lexmark International, Inc., Class A *	United States	80,100	2,065,779

			4,671,789

Electronic Equipment, Instruments & Components 1.2%
Molex, Inc., Class A	United States	18,600	327,918
Nippon Electric Glass Co., Ltd.	Japan	131,000	1,849,883
TDK Corp. ρ	Japan	27,300	1,757,124

			3,934,925

Internet Software & Services 3.8%
Dice Holdings, Inc * ρ	United States	358,500	2,047,035
Gree, Inc. ρ	Japan	12,200	710,802
IAC/InterActiveCorp. *	United States	103,200	2,072,256
Netease.com, Inc. *	Cayman Islands	26,776	878,253
SINA Corp. *	Cayman Islands	101,748	3,679,207
Yahoo Japan Corp. ρ	Japan	7,696	2,913,441

			12,300,994

IT Services 1.1%
Alten *	France	47,316	1,353,138
Global Payments, Inc.	United States	22,801	1,014,645
Total System Services, Inc.	United States	90,600	1,296,486

			3,664,269

4

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.5%
Advantest Corp. ρ	Japan	62,400	$1,542,114
Aixtron AG	Germany	40,304	1,207,840
Elpida Memory, Inc. *	Japan	156,700	2,743,779
Infineon Technologies AG *	Germany	305,362	1,684,200
LSI Corp. *	United States	118,500	599,529
Maxim Integrated Products, Inc.	United States	19,200	338,092

			8,115,554

Software 1.9%
Electronic Arts, Inc. *	United States	109,100	1,776,148
Novell, Inc. *	United States	246,000	1,099,620
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	193,661	3,104,386

			5,980,154

MATERIALS 12.7%
Chemicals 2.6%
Ashland, Inc.	United States	38,000	1,535,580
Lanxess AG	Germany	58,783	2,227,749
Rhodia SA *	France	260,329	4,572,346

			8,335,675

Construction Materials 1.2%
Martin Marietta Materials, Inc.	United States	29,100	2,304,138
RHI AG *	Austria	62,306	1,691,297

			3,995,435

Containers & Packaging 1.1%
Silgan Holdings, Inc.	United States	65,500	3,396,175

Metals & Mining 5.9%
Agnico-Eagle Mines, Ltd. – Canadian Exchange ρ	Canada	33,259	1,685,234
Antofagasta plc	United Kingdom	139,376	1,948,989
Commercial Metals Co.	United States	52,300	718,602
Eldorado Gold Corp. *	Canada	56,426	677,377
Fresnillo plc	United Kingdom	83,849	887,502
Kinross Gold Corp.	Canada	55,838	907,926
Mechel OAO, ADR	Russia	209,589	4,147,766
New World Resources NV, Class A	Netherlands	539,173	5,593,349
Salzgitter AG	Germany	13,437	1,192,491
voestalpine AG	Austria	35,191	1,222,300

			18,981,536

Paper & Forest Products 1.9%
International Paper Co.	United States	139,800	3,202,818
Weyerhaeuser Co.	United States	77,200	3,080,280

			6,283,098

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	United States	35,700	1,126,335

UTILITIES 2.0%
Electric Utilities 1.0%
Allete, Inc.	United States	27,300	854,490
Westar Energy, Inc.	United States	110,100	2,348,433

			3,202,923

Gas Utilities 0.5%
Atmos Energy Corp.	United States	60,000	1,657,200

Multi-Utilities 0.5%
Ameren Corp.	United States	63,600	1,624,980

Total Common Stocks (cost $283,142,023)			309,190,416

5

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

EXCHANGE TRADED FUND 1.2%
iShares Russell Midcap Value Index Fund (cost $3,797,437)	United States	105,435	$3,788,280

SHORT-TERM INVESTMENTS 9.6%
MUTUAL FUND SHARES 9.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	9,592,965	9,592,965
State Street Navigator Securities Lending Prime Portfolio, 0.22% § ρρ	United States	21,514,344	21,514,344

Total Short-Term Investments (cost $31,107,309)			31,107,309

Total Investments (cost $318,046,769) 106.4%			344,086,005
Other Assets and Liabilities (6.4%)			(20,601,445)

Net Assets 100.0%			$323,484,560

*	Non-income producing security
+	Security is deemed illiquid.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

United States	35.6%
United Kingdom	14.0%
Japan	8.2%
Netherlands	7.5%
Germany	5.7%
Cayman Islands	5.6%
Canada	3.6%
France	3.3%
Bermuda	3.0%
Russia	2.4%
China	1.6%
Austria	1.4%
Belgium	1.0%
Norway	1.0%
Italy	0.9%
Argentina	0.8%
Finland	0.8%
Hong Kong	0.8%
Australia	0.6%
Greece	0.5%
Taiwan	0.5%
Mexico	0.4%
Ireland	0.3%
Brazil	0.2%
Turkey	0.2%
India	0.1%

100.0%

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $326,666,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,067,252 and $15,647,853, respectively, with a net unrealized appreciation of $17,419,399.

During the period ended January 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At January 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at January 31, 2010	In Exchange for U.S. $	Unrealized Gain

03/23/2010	4,970,000	GBP	$7,941,698	$7,965,816	$24,118
04/30/2010	477,941,000	JPY	5,296,778	5,348,040	51,262

6

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The Fund had average contract amounts of $5,667,712 and $14,215,195 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the period ended January 31, 2010.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$149,195,419	$159,994,997	$0	$309,190,416
Exchange-Traded Funds	3,778,280	0	0	3,788,280
Short-term investments	31,107,309	0	0	31,107,309

	$184,091,008	$159,994,997	$0	$344,086,005

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$75,380	$0	$75,380

*	Other financial instruments include forwards contracts.

7

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 14.3%
Automobiles 3.9%
Daimler AG	Germany	310,403	$14,304,288
Isuzu Motors, Ltd. *	Japan	6,666,000	14,159,100
Toyota Motor Corp.	Japan	179,600	6,887,539

			35,350,927

Distributors 0.3%
Kloeckner & Co., SE *	Germany	104,588	2,488,491

Hotels, Restaurants & Leisure 0.4%
InterContinental Hotels Group plc	United Kingdom	274,806	3,926,898

Household Durables 1.1%
Makita Corp.	Japan	285,300	9,536,809

Media 1.0%
Publicis Groupe SA	France	97,622	3,980,801
WPP plc	United Kingdom	494,868	4,567,026

			8,547,827

Multiline Retail 1.1%
NEXT plc	United Kingdom	70,082	2,196,367
PPR SA	France	64,116	7,807,321

			10,003,688

Specialty Retail 1.5%
Hennes & Mauritz AB, Class B	Sweden	66,219	3,899,645
Inditex SA	Spain	112,692	7,082,895
Kingfisher plc	United Kingdom	690,587	2,337,418

			13,319,958

Textiles, Apparel & Luxury Goods 5.0%
adidas AG	Germany	218,384	11,118,003
Burberry Group plc	United Kingdom	457,632	4,487,336
Compagnie Financiere Richemont SA	Switzerland	100,486	3,368,284
LVMH Moet Hennessy Louis Vuitton	France	91,939	10,055,661
Swatch Group AG	Switzerland	61,719	16,089,032

			45,118,316

CONSUMER STAPLES 5.9%
Beverages 0.8%
Anheuser-Busch InBev NV	Belgium	89,430	4,465,722
Carlsberg AS, Class B	Denmark	39,638	2,939,133

			7,404,855

Food & Staples Retailing 0.2%
Metro AG	Germany	39,889	2,187,153

Food Products 3.7%
Cadbury plc ρ	United Kingdom	290,209	3,844,737
Lotte Confectionery Co., Ltd. *	South Korea	2,773	2,957,364
Nestle SA	Switzerland	333,355	15,774,209
Unilever NV ρ	Netherlands	338,423	10,388,781

			32,965,091

Household Products 1.2%
Reckitt Benckiser Group plc	United Kingdom	68,974	3,585,154
Uni-Charm Corp. ρ	Japan	71,500	6,782,729

			10,367,883

1

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY 8.9%
Energy Equipment & Services 2.1%
AMEC plc	United Kingdom	241,932	$2,909,784
Technip SA	France	100,905	6,824,060
Transocean, Ltd. *	Switzerland	103,299	8,753,557

			18,487,401

Oil, Gas & Consumable Fuels 6.8%
BG Group plc	United Kingdom	265,691	4,865,620
BP plc	United Kingdom	1,586,999	14,852,489
Canadian Natural Resources, Ltd.	Canada	216,848	13,841,362
EnCana Corp.	Canada	199,529	6,102,033
Gazprom OAO, ADR *	Russia	101,085	2,465,723
OAO LUKOIL, ADR	Russia	58,428	3,179,541
Pacific Rubiales Energy Corp. *	Canada	231,299	3,089,034
Royal Dutch Shell plc, Class A	United Kingdom	342,835	9,459,513
Total SA	France	58,651	3,406,647

			61,261,962

FINANCIALS 18.3%
Capital Markets 2.8%
Credit Suisse Group AG	Switzerland	248,252	10,760,602
Deutsche Bank AG	Germany	33,474	2,037,930
ICAP plc	United Kingdom	347,468	2,040,438
Man Group plc	United Kingdom	998,365	3,769,942
Nomura Holdings, Inc.	Japan	871,500	6,522,185

			25,131,097

Commercial Banks 6.7%
Banco Bradesco SA, ADR	Brazil	214,023	3,544,221
Banco Santander SA ρ	Spain	260,024	3,663,594
Bank Pekao SA *	Poland	69,015	3,999,331
Barclays plc *	United Kingdom	2,278,678	9,758,664
BNP Paribas SA	France	69,070	4,918,858
Commonwealth Bank of Australia	Australia	121,378	5,688,426
DBS Group Holdings, Ltd.	Singapore	310,000	3,125,089
HSBC Holdings plc – London Exchange	United Kingdom	1,543,914	16,547,256
Nordea Bank AB	Sweden	740,849	6,800,787
Standard Chartered plc	United Kingdom	95,777	2,189,562

			60,235,788

Consumer Finance 0.2%
Orix Corp. ρ	Japan	26,140	1,957,178

Diversified Financial Services 3.0%
ASX, Ltd. ρ	Australia	145,750	4,379,691
Criteria Caixa Corp. SA	Spain	868,119	3,946,965
Deutsche Boerse AG	Germany	112,779	7,433,253
Hellenic Exchanges Holding SA	Greece	738,582	7,833,702
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	162,616	2,741,335

			26,334,946

Insurance 4.2%
Allianz SE	Germany	42,138	4,664,658
AMP, Ltd.	Australia	977,050	5,387,869
AXA SA	France	275,235	5,693,709
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	40,898	6,135,313
Sompo Japan Insurance, Inc.	Japan	598,100	3,928,246
Suncorp-Metway, Ltd.	Australia	563,485	4,414,367
Zurich Financial Services AG	Switzerland	35,723	7,569,649

			37,793,811

2

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 1.4%
Brookfield Asset Management, Inc., Class A	Canada	363,125	$7,295,181
IRSA Inversiones y Representaciones SA, GDR +	Argentina	582,556	5,423,597

			12,718,778

HEALTH CARE 3.9%
Health Care Technology 0.5%
Agfa-Gevaert NV *	Belgium	649,276	4,665,909

Pharmaceuticals 3.4%
Bayer AG	Germany	82,535	5,622,586
Novartis AG	Switzerland	182,746	9,787,909
Roche Holding AG	Switzerland	74,459	12,505,104
Teva Pharmaceutical Industries, Ltd., ADR ρ	Israel	45,705	2,592,387

			30,507,986

INDUSTRIALS 17.6%
Airlines 0.3%
British Airways plc * ρ	United Kingdom	900,101	2,935,155

Building Products 1.0%
Asahi Glass Co., Ltd.	Japan	291,000	2,918,262
Compagnie de Saint-Gobain SA	France	112,923	5,425,581

			8,343,843

Commercial Services & Supplies 0.7%
Brunel International NV	Netherlands	100,316	3,642,900
Savills plc	United Kingdom	538,098	2,713,194

			6,356,094

Construction & Engineering 0.6%
Hochtief AG	Germany	35,170	2,608,620
Skanska AB, B Shares	Sweden	176,586	2,744,536

			5,353,156

Electrical Equipment 1.4%
ABB, Ltd.	Switzerland	441,802	7,990,506
Alstom SA	France	66,993	4,463,299

			12,453,805

Industrial Conglomerates 1.0%
Cookson Group plc *	United Kingdom	625,292	4,239,582
Siemens AG ρ	Germany	55,688	4,990,040

			9,229,622

Machinery 4.0%
Invensys plc	United Kingdom	732,715	3,579,218
Komatsu, Ltd.	Japan	425,800	8,521,451
Lonking Holdings, Ltd.	Cayman Islands	4,693,000	2,866,463
Sumitomo Heavy Industries, Ltd. *	Japan	3,268,000	16,684,895
Toshiba Machine Co., Ltd.	Japan	948,802	3,656,736

			35,308,763

Professional Services 8.0%
Adecco SA	Switzerland	120,669	6,522,050
Experian plc	United Kingdom	376,473	3,580,287
Hays plc	United Kingdom	4,493,161	7,859,595
Intertek Group plc	United Kingdom	114,434	2,198,816
Monster Worldwide, Inc. * ρ	United States	1,098,756	17,129,606
Randstad Holding NV *	Netherlands	433,175	20,692,712
USG People NV *	Netherlands	717,805	13,774,259

			71,757,325

3

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.6%
Ashtead Group plc	United Kingdom	2,343,692	$3,165,587
Travis Perkins plc *	United Kingdom	208,857	2,435,917

			5,601,504

INFORMATION TECHNOLOGY 13.4%
Communications Equipment 1.0%
Nokia Corp.	Finland	267,918	3,698,287
Research In Motion, Ltd. * ρ	Canada	74,684	4,702,104

			8,400,391

Computers & Peripherals 1.5%
Toshiba Corp. * ρ	Japan	2,479,000	13,539,289

Electronic Equipment, Instruments & Components 1.2%
Nippon Electric Glass Co., Ltd.	Japan	389,000	5,493,163
TDK Corp.	Japan	83,400	5,367,918

			10,861,081

Internet Software & Services 2.8%
Netease.com, Inc. *	Cayman Islands	97,015	3,182,092
SINA Corp. *	Cayman Islands	399,955	14,462,373
Tencent Holdings, Ltd.	Cayman Islands	48,700	917,217
Yahoo Japan Corp. ρ	Japan	17,783	6,732,032

			25,293,714

Office Electronics 0.4%
Canon, Inc.	Japan	82,500	3,228,829

Semiconductors & Semiconductor Equipment 5.6%
Advantest Corp. ρ	Japan	162,400	4,013,450
Aixtron AG	Germany	76,193	2,283,370
ASML Holding NV	Netherlands	294,785	9,283,449
Elpida Memory, Inc. *	Japan	720,200	12,610,529
Infineon Technologies AG *	Germany	749,984	4,136,479
MediaTek, Inc.	Taiwan	386,864	6,265,498
Samsung Electronics Co., Ltd.	South Korea	9,397	6,332,377
Tokyo Electron, Ltd.	Japan	84,100	5,098,899

			50,024,051

Software 0.9%
SAP AG	Germany	48,287	2,204,054
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	382,690	6,134,521

			8,338,575

MATERIALS 11.7%
Chemicals 1.6%
BASF SE	Germany	66,265	3,757,276
Lanxess AG	Germany	82,076	3,110,503
Potash Corporation of Saskatchewan, Inc., ADR	Canada	74,349	7,386,573

			14,254,352

Construction Materials 0.3%
RHI AG *	Austria	91,194	2,475,462

Metals & Mining 9.8%
Agnico-Eagle Mines, Ltd.	Canada	106,963	5,419,815
Anglo American plc *	United Kingdom	193,744	7,029,834
Antofagasta plc	United Kingdom	675,107	9,440,478
ArcelorMittal SA	Luxembourg	119,806	4,584,595
BHP Billiton plc	United Kingdom	463,642	13,617,799
Goldcorp, Inc., Class A	Canada	105,965	3,591,463

4

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Mechel OAO, ADR *	Russia	352,406	$6,974,115
New World Resources NV, Class A	Netherlands	466,142	4,835,729
Newcrest Mining, Ltd.	Australia	191,200	5,245,465
Rio Tinto plc	United Kingdom	292,986	14,058,453
Salzgitter AG	Germany	38,818	3,444,975
Xstrata plc *	United Kingdom	569,166	9,307,593

			87,550,314

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.1%
France Telecom	France	129,128	2,969,024
Telefonica SA	Spain	135,436	3,253,170
Telenor ASA *	Norway	259,315	3,379,667

			9,601,861

Wireless Telecommunication Services 1.4%
China Mobile, Ltd., ADR	Hong Kong	200,672	9,421,550
Vodafone Group plc	United Kingdom	1,502,749	3,228,357

			12,649,907

Total Common Stocks (cost $744,975,470)			863,869,845

PREFERRED STOCKS 1.6%
HEALTH CARE 1.6%
Health Care Equipment & Supplies 1.6%
Fresenius AG, Var. Rate Pfd. (cost $8,310,655)	Germany	211,839	14,435,353

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	11,842,202	11,842,202
State Street Navigator Securities Lending Prime Portfolio, 0.22% § ρρ	United States	46,852,537	46,852,537

Total Short-Term Investments (cost $58,694,739)			58,694,739

Total Investments (cost $811,980,864) 104.7%			936,999,937
Other Assets and Liabilities (4.7%)			(42,287,759)

Net Assets 100.0%			$894,712,178

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

5

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The following table shows the percent of long-term investments by geographic location as of January 31, 2010:

United Kingdom	20.6%
Japan	15.7%
Switzerland	11.3%
Germany	11.0%
Netherlands	7.1%
France	6.3%
Canada	5.9%
Cayman Islands	3.1%
Australia	2.9%
Spain	2.0%
United States	2.0%
Sweden	1.5%
Hong Kong	1.4%
Russia	1.4%
South Korea	1.1%
Belgium	1.0%
Greece	0.9%
Taiwan	0.7%
Argentina	0.6%
Luxembourg	0.5%
Poland	0.5%
Brazil	0.4%
Finland	0.4%
Norway	0.4%
Singapore	0.4%
Austria	0.3%
Denmark	0.3%
Israel	0.3%

100.0%

During the period ended January 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At January 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

	Contracts to	U.S. Value at	In Exchange	Unrealized
Exchange Date	Deliver	January 31, 2010	for U.S. $	Gain (Loss)

3/23/2010	24,124,000 CHF	$22,749,863	$23,079,425	$329,562
4/30/2010	2,301,328,000 JPY	25,504,452	25,751,285	246,833

The Fund had average contract amounts of $24,906,763 and $73,675,669 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the period from November 1, 2009 to January 31, 2010.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $836,325,422. The gross unrealized appreciation and depreciation on securities based on tax cost was $119,771,927 and $19,097,412, respectively, with a net unrealized appreciation of $100,674,515.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

6

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$129,045,584	$734,824,261	$0	$863,869,845
Preferred stocks	0	14,435,353	0	14,435,353
Short-term investments	58,694,739	0	0	58,694,739

	$187,740,323	$749,259,614	$0	$936,999,937

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$576,395	$0	$576,395

*     Other financial instruments include forwards contracts.

7

EVERGREEN INTRINSIC WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 9.3%
Household Durables 2.3%
NVR, Inc. *	United States	3,500	$2,394,490

Media 3.2%
Lions Gate Entertainment Corp. * ρ	Canada	220,000	1,144,000
Vivendi SA	France	54,117	1,400,985
Warner Music Group Corp. *	United States	155,000	748,650

			3,293,635

Specialty Retail 2.2%
Home Depot, Inc.	United States	83,000	2,324,830

Textiles, Apparel & Luxury Goods 1.6%
Polo Ralph Lauren Corp.	United States	20,000	1,640,000

CONSUMER STAPLES 11.1%
Beverages 1.8%
Diageo plc	United Kingdom	110,257	1,856,148

Food & Staples Retailing 2.7%
Aeon Co., Ltd. ρ	Japan	120,000	1,196,498
Carrefour SA	France	33,000	1,613,829

			2,810,327

Food Products 4.6%
Bunge, Ltd.	Bermuda	36,000	2,116,440
Unilever NV	Netherlands	87,000	2,660,460

			4,776,900

Household Products 2.0%
Kao Corp.	Japan	86,000	2,078,395

ENERGY 9.4%
Energy Equipment & Services 5.2%
Schlumberger, Ltd.	Netherlands Antilles	30,000	1,903,800
Transocean, Ltd. *	Switzerland	22,000	1,864,280
Weatherford International, Ltd. *	Switzerland	101,000	1,583,680

			5,351,760

Oil, Gas & Consumable Fuels 4.2%
Royal Dutch Shell plc, Class A	United Kingdom	75,884	2,124,778
Total SA *	France	30,000	1,742,501
Total SA, ADR *	France	9,000	518,310

			4,385,589

FINANCIALS 22.0%
Commercial Banks 12.0%
77 Bank, Ltd. ρ	Japan	360,000	1,925,556
Banco Santander SA, ADR ρ	Spain	140,000	1,971,200
Chinatrust Financial Holding Co., Ltd.	Taiwan	2,579,742	1,403,167
DBS Group Holdings, Ltd.	Singapore	220,000	2,217,805
Mitsubishi UFJ Financial Group, Inc.	Japan	300,000	1,543,560
Standard Chartered plc	United Kingdom	92,131	2,106,210
Unicredito Italian SpA *	Italy	470,000	1,308,797

			12,476,295

Consumer Finance 3.2%
Orix Corp. ρ	Japan	13,000	973,348
Orix Corp., ADR ρ	Japan	20,000	747,200
Visa, Inc., Class A	United States	20,000	1,640,600

			3,361,148

1

EVERGREEN INTRINSIC WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.3%
JPMorgan Chase & Co.	United States	62,000	$2,414,280

Insurance 2.3%
AFLAC, Inc.	United States	10,820	524,013
Cathay Financial Holding Co., Ltd. *	Taiwan	1,100,000	1,853,029

			2,377,042

Real Estate Investment Trusts (REITs) 2.2%
UDR, Inc.	United States	145,000	2,256,200

HEALTH CARE 6.1%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	United States	27,000	1,554,930

Pharmaceuticals 4.6%
Eli Lilly & Co.	United States	50,000	1,760,000
Novartis AG	Switzerland	25,000	1,339,004
Shionogi & Co., Ltd. ρ	Japan	81,000	1,667,485

			4,766,489

INDUSTRIALS 12.7%
Aerospace & Defense 6.7%
Boeing Co.	United States	28,000	1,696,800
European Aeronautic Defence & Space Co. NV ρ	Netherlands	128,520	2,505,698
Finmeccanica SpA	Italy	100,000	1,383,352
Northrop Grumman Corp.	United States	25,000	1,415,000

			7,000,850

Airlines 0.8%
AMR Corp. *	United States	119,000	823,480

Building Products 1.5%
TOTO, Ltd. ρ	Japan	250,000	1,516,735

Machinery 3.7%
Komatsu, Ltd.	Japan	90,000	1,801,152
SPX Corp. ρ	United States	38,000	2,068,720

			3,869,872

INFORMATION TECHNOLOGY 17.2%
Computers & Peripherals 7.6%
Apple, Inc. *	United States	19,000	3,650,280
EMC Corp. *	United States	140,000	2,333,800
Toshiba Corp. * ρ	Japan	350,000	1,911,557

			7,895,637

Semiconductors & Semiconductor Equipment 5.5%
Samsung Electronics Co., Ltd.	South Korea	4,412	2,973,124
Samsung Electronics Co., Ltd., GDR 144A *	South Korea	2,000	682,058
Texas Instruments, Inc.	United States	90,000	2,025,000

			5,680,182

Software 4.1%
Adobe Systems, Inc. *	United States	42,520	1,373,396
Oracle Corp.	United States	126,000	2,905,560

			4,278,956

MATERIALS 3.0%
Chemicals 3.0%
Dow Chemical Co.	United States	31,000	839,790
Toray Industries, Inc. ρ	Japan	410,000	2,240,786

			3,080,576

2

EVERGREEN INTRINSIC WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG	Germany	160,000	$2,071,301

Wireless Telecommunication Services 2.7%
Vodafone Group plc	United Kingdom	1,300,000	2,792,791

UTILITIES 3.4%
Electric Utilities 3.4%
Enersis SA, ADS	Chile	156,000	3,581,760

Total Common Stocks (cost $117,455,965)			102,710,598

SHORT-TERM INVESTMENTS 15.7%
MUTUAL FUND SHARES 15.7%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø	United States	762,695	762,695
State Street Navigator Securities Lending Prime Portfolio, 0.22% § ρρ	United States	15,484,957	15,484,957

Total Short-Term Investments (cost $16,247,652)			16,247,652

Total Investments (cost $133,703,617) 114.6%			118,958,250
Other Assets and Liabilities (14.6%)			(15,131,982)

Net Assets 100.0%			$103,826,268

*	Non-income producing security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

United States	35.4%
Japan	17.1%
United Kingdom	8.6%
France	5.1%
Netherlands	5.0%
Switzerland	4.7%
South Korea	3.6%
Chile	3.5%
Taiwan	3.2%
Italy	2.6%
Singapore	2.2%
Bermuda	2.1%
Germany	2.0%
Canada	1.9%
Netherlands Antilles	1.9%
Spain	1.1%

100.0%

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $133,837,255. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,046,393 and $27,925,398, respectively, with a net unrealized depreciation of $14,879,005.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

3

EVERGREEN INTRINSIC WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$102,710,598	$0	$0	$102,710,598
Short-term investments	16,247,652	0	0	16,247,652

	$118,958,250	$0	$0	$118,958,250

4

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.1%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Comaplex Minerals Corp. *	Canada	300,000	$2,289,455

MATERIALS 92.8%
Construction Materials 0.2%
Mineral Deposits, Ltd. *	Australia	2,000,000	1,608,604

Metals & Mining 92.6%
Agnico-Eagle Mines, Ltd. 144A	Canada	35,000	1,773,450
Agnico-Eagle Mines, Ltd. 144A	Canada	905,164	45,864,660
Alamos Gold, Inc. *	Canada	697,600	7,437,587
Allied Gold, Ltd. +	Canada	5,000,000	1,379,472
Anatolia Minerals Development, Ltd.	Canada	450,000	1,405,658
Anatolia Minerals Development, Ltd. – Canadian Exchange *	Canada	1,994,100	6,172,991
Andean Resources, Ltd. +	Australia	400,000	849,193
Andean Resources, Ltd. – Australian Exchange *	Australia	2,167,000	4,522,410
Andean Resources, Ltd. – Canadian Exchange *	Australia	933,000	1,980,744
Anglo Platinum, Ltd. *	South Africa	27,526	2,577,964
AngloGold Ashanti, Ltd., ADR	South Africa	500,591	17,866,093
Aquarius Platinum, Ltd.	Bermuda	400,000	2,365,176
Aurizon Mines, Ltd. *	Canada	2,295,700	8,459,255
Avoca Resources, Ltd. *	Australia	2,570,000	3,666,885
Barrick Gold Corp.	Canada	1,664,083	57,943,370
Centamin Egypt, Ltd. *	Australia	500,000	851,064
Centerra Gold, Inc. * 144A	Canada	350,000	3,528,642
Centerra Gold, Inc. *	Canada	850,000	8,609,306
CGA Mining, Ltd. *	Australia	1,000,000	1,767,594
Compania de Minas Buenaventura SA, ADR	Peru	854,644	26,904,193
Detour Gold Corp.	Canada	190,000	2,485,948
Detour Gold Corp. – Canadian Exchange *	Canada	75,000	984,101
Eldorado Gold Corp. *	Canada	187,000	2,214,094
Eldorado Gold Corp. – Canadian Exchange *	Canada	3,313,000	39,350,105
Eldorado Gold Corp., GDR *	Canada	1,171,044	14,058,027
Entree Gold, Inc. * +	Canada	225,000	584,990
Entree Gold, Inc. 144A	Canada	525,000	1,364,975
Etruscan Resources, Inc. + 144A	Canada	1,800,000	656,535
Exeter Resource Corp. * + 144A	Canada	585,000	3,780,547
Exeter Resource Corp. *	Canada	300,000	1,938,742
First Quantum Minerals, Ltd.	Canada	100,500	7,289,011
Franco-Nevada Corp.	Canada	170,000	4,299,088
Franco-Nevada Corp. 144A	Canada	100,000	2,550,386
Freeport-McMoRan Copper & Gold, Inc. *	United States	100,000	6,669,000
Fresnillo plc	United Kingdom	1,100,000	11,642,982
Gammon Gold, Inc. *	Canada	220,200	1,904,933
Gammon Gold, Inc. *	Canada	715,700	6,171,386
Gleichen Resources, Ltd. +	Canada	2,130,000	2,171,335
Gold Fields, Ltd., ADR	South Africa	1,599,196	18,262,818
Goldcorp, Inc.	Canada	846,694	28,753,728
Goldcorp, Inc., Class A	Canada	917,254	31,088,412
Great Basin Gold, Ltd. *	Canada	5,155,200	8,340,889
Guyana Goldfields, Inc. 144A +	Canada	250,000	1,494,038
Guyana Goldfields, Inc. *	Canada	300,000	1,792,845
Harry Winston Diamond Corp. *	Canada	587,800	5,403,857
Hochschild Mining plc	United Kingdom	899,251	3,840,953
IAMGOLD Corp.	Canada	3,369,044	44,395,445
Impala Platinum Holdings, Ltd.	South Africa	1,019,346	25,988,800
International Minerals Corp. *	Canada	200,700	816,502

1

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Jaguar Mining, Inc. *	Canada	50,000	$490,531
Jaguar Mining, Inc. 144A	Canada	600,000	5,886,369
Kingsgate Consolidated, Ltd.	Australia	350,000	2,842,093
Kinross Gold Corp. – Canadian Exchange	Canada	3,377,467	54,677,535
Lake Shore Gold Corp. *	Canada	800,000	2,356,792
Lihir Gold, Ltd.	Papua New Guinea	15,974,162	38,697,786
MAG Silver Corp. *	Canada	200,000	1,111,059
Nautilus Minerals, Inc. *	Canada	254,934	503,073
Newcrest Mining, Ltd.	Australia	2,496,510	68,490,358
Newmont Mining Corp.	United States	741,455	31,778,761
Northam Platinum, Ltd.	South Africa	300,000	1,950,915
Northgate Minerals Corp. *	Canada	1,200,000	3,030,161
Osisko Mining Corp. *	Canada	1,500,000	10,970,306
Pan American Silver Corp. *	Canada	125,000	2,648,750
Polymetal, GDR 144A * +	Russia	200,276	1,866,062
Randgold Resources, Ltd., ADR	United Kingdom	1,140,000	78,580,200
Red Back Mining, Inc. *	Canada	2,213,007	33,259,783
Red Back Mining, Inc. 144A	Canada	300,000	4,511,574
Royal Gold, Inc.	United States	360,101	15,347,505
Rubicon Minerals Corp.	Canada	200,000	800,561
Rubicon Minerals Corp. – Canadian Exchange *	Canada	800,000	3,187,281
San Gold Corp. *	Canada	1,050,000	3,279,869
Semafo, Inc. *	Canada	567,300	2,408,737
Semafo, Inc. – Canadian Exchange 144A	Canada	1,293,100	5,478,366
Silver Wheaton Corp. *	Canada	200,000	2,752,000
Silvercorp Metals, Inc.	Canada	461,448	2,438,327
Troy Resources NL 144A +	Canada	95,833	179,253
Troy Resources NL +	Canada	575,000	1,075,520
Ventana Gold Corp. *	Canada	450,000	2,983,867
Ventana Gold Corp. – Private Placement * + ☐	Canada	200,000	1,326,163
Yamana Gold, Inc.	Canada	940,537	9,471,208
Yamana Gold, Inc. – Canadian Exchange	Canada	2,622,040	26,410,447

			907,011,391

UTILITIES 0.1%
Electric Utilities 0.1%
Magma Energy Corp. – Private Placement * + ☐	Canada	1,000,000	598,550

Total Common Stocks (cost $542,080,244)			911,508,000

PRIVATE PLACEMENT 2.1%
Evergreen Special Investments (Cayman) SPC * ø ° (cost $11,907,323)	Cayman Islands	10,082	20,097,807

WARRANTS 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Agnico-Eagle Mines, Ltd., Expiring 12/2/2013 * + ☐	Canada	17,500	309,022
Etruscan Resources, Inc., Expiring 11/2/2010 *	Canada	217,500	2,034
Franco-Nevada Corp., Expiring 3/13/2012 *	Canada	42,500	195,558
Gleichen Resources, Ltd., Expiring 11/12/2011 *	Canada	532,500	80,130
Great Basin Gold, Ltd., Expiring 10/15/2010 *	Canada	995,250	363,009
Kinross Gold Corp., Expiring 9/3/2013 *	Canada	232,238	619,012
Silver Wheaton Corp., Expiring 9/5/2013 *	Canada	12,950	60,735
U.S. Gold Corp., Expiring 2/22/2011 * +	Canada	250,000	51,438

Total Warrants (cost $1,002,986)			1,680,938

2

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Principal Amount	Value

OTHER 1.9%
Gold Bullion Securities, Ltd. * ¤ (cost $10,327,228)	United Kingdom	$17,774,800	$18,462,223

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $25,815,522)	United States	25,815,522	25,815,522

Total Investments (cost $591,133,303) 99.9%			977,564,490
Other Assets and Liabilities 0.1%			1,384,374

Net Assets 100.0%			$978,948,864

*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to this issuer.
°	Affiliated company which invests 100% of its assets in gold bullion and is considered illiquid.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

Canada	57.0%
United Kingdom	11.8%
Australia	9.1%
South Africa	7.0%
United States	5.7%
Papua New Guinea	4.1%
Peru	2.8%
Cayman Islands	2.1%
Bermuda	0.2%
Russia	0.2%

100.0%

During the period from November 1, 2009 through January 31, 2010, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period from November 1, 2009 through January 31, 2010 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period
Evergreen Special Investments (Cayman) SPC	10,082	0	0	$8,190,484	$20,097,807

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $596,132,175. The gross unrealized appreciation and depreciation on securities based on tax cost was $411,672,454 and $30,240,139, respectively, with a net unrealized appreciation of $381,432,315.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

3

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$677,796,182	$233,711,818	$0	$911,508,000
Warrants	1,042,756	249,030	389,152	1,680,938
Other	18,462,223	20,097,807	0	38,560,030
Short-term investments	25,815,522	0	0	25,815,522

	$723,116,683	$254,058,655	$389,152	$977,564,490

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of November 1, 2009	$357,471
Realized gains or losses	0
Change in unrealized gains or losses	31,681
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of January 31, 2010	$389,152

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$31,681

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010